Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities
Ne tloss for the period	$ (1,810,036)	$ (1,233,860)	$ (21,078,265)	$ (4,238,490)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	2,568	(722)	2,109	(3,247)
Provision for obsolete inventory	(31,000)	0	179,000	0
Depreciation and amortization	7,372	6,297	29,858	22,748
Other non cash items (Schedule 1)	669,254	903,395	17,333,256	2,218,214
Unrealized foreign exchange	0	1,592	2,760	(2,984)
Finance fees paid in connection with debt extinguishment	0	(35,040)	(38,008)	(2,520)
Increase (decrease) in cash resulting from change in:
Accounts receivable	(75,101)	(37,832)	(32,395)	339,101
Advances receivable			50,000	(50,000)
Prepaid expenses and deposits	(224,581)	23,195	(312,985)	(23,518)
Inventory	(226,218)	(19,411)	241,820	(367,896)
Accounts payable	(12,717)	63,211	(312,499)	356,974
Interest payable	106,076	0	62,650	0
Deferred compensation	66,666	0	170,369	0
Net cash used in operating activities	(1,527,717)	(329,175)	(3,702,330)	(1,751,618)
Cash flows from investing activities
Acquisition of intangible assets	(17,543)	0	(27,549)	(5,517)
Purchase of equipment	(1,217)	(5,000)	(21,429)	(6,230)
Net cash used in investing activities	(18,760)	(5,000)	(48,978)	(11,747)
Cash flows from financing activities
Proceeds from share issuances			0	983,250
Share issuance offering costs			0	(85,266)
Proceeds from the issuance of promissory notes	0	877,167	927,168	571,122
Repayments of promissory notes	0	(151,559)	(413,385)	(199,897)
Proceeds from convertible promissory notes			6,094,100	958,500
Repayments of convertible promissory notes			(364,640)	(381,177)
Debt offering costs	0	(89,850)	(616,178)	(45,553)
Repayments of related party payables			0	(13,916)
Net cash provided by financing activities	0	635,758	5,627,065	1,787,063
Net increase (decrease) in cash	(1,546,477)	301,583	1,875,757	23,698
Cash at beginning of the period	1,943,235	67,478	67,478	43,780
Cash at end of the period	396,758	369,061	1,943,235	67,478
Cash paid during the period for:
Interest	9,074	0	112,251	65,148
Taxes	0	0	0	0
Non-cash financing activities:
Extinguishment of accounts payable with equity	12,000	0	11,158	39,820
Discounton debt financing	0	8,770	0	127,220
Settlement of notes through the issuance of shares	0	205,083	225,308	0
Conversion of convertible debt to shares	147,255	0
Deferred financing costs			0	88,400
Interest paid in kind	2,338	0	274,823	0
Profit and loss items not involving cash consists of:
Shares issued for services			0	140,539
Shares to be issued in exchange for services	0	15,000	39,900	7,500
Loss on extinguishment of debt	0	697,400	810,765	468,753
Stock based compensation	1,217,983	67,823	3,318,241	731,615
Change in fair value of derivative financial instruments	(708,900)	26,982	(1,921,568)	(9,358)
Debt issuance costs paid in warrants			1,552,700	0
Amortization of deferred financing fees	7,055	32,702	674,069	269,472
Interest capitalized to convertible debt	0	3,579	10,372	1,365
Shares issued as penalty under debt agreements	0	1,250	1,250	2,900
Accretion of debt discount	153,116	58,659	235,310	434,928
Total Other Items Not Involving Cash	$ 669,254	$ 903,395	$ 17,333,256	$ 2,218,214